SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Summarizes of the Company's net revenues generated from different geographic locations

	Year Ended December 31,
	2009	2010	2011
Europe:
— Germany	$701.8	$818.5	$631.0
— Spain	61.1	86.5	44.6
— Italy	200.1	473.9	150.6
— France	108.4	223.0	239.0
— Benelux	—	—	132.5
— Others	182.1	315.8	232.1
Europe Total	1,253.5	1,917.7	1,429.8
United States	160.4	443.3	723.7
China	75.7	154.0	371.6
Australia	33.5	120.0	136.4
Japan	81.6	134.2	143.9
Others	88.6	132.7	341.2
Total net revenues	$1,693.3	$2,901.9	$3,146.6

Summarizes the Company's allocable long-lived assets

	As of December 31,
	2010	2011
China	$1,530.4	$1,684.0
Japan	$133.7	$8.3
Europe	$105.0	$202.8